Consolidated Statement of Cash Flows - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Cash flows from operating activities
Net result	€ (8,855)	€ (14,117)
Adjustments for:
Depreciation	549	570
Share-based compensation	1,095	1,183
Financial income and expenses	544	822
Results related to associates		8
Results related to financial liabilities measured at fair value through profit or loss	(670)	(3,764)
Result on derecognition of financial liabilities	(408)
Income tax expenses		7
Changes in working capital	52,290	(3,950)
Cash generated by/(used in) operations	44,545	(19,241)
Corporate income tax paid		(7)
Interest received	180
Interest paid		(1,219)
Net cash generated by/(used in) operating activities	44,725	(20,467)
Cash flow from investing activities
Purchases of property, plant and equipment	(136)	(244)
Sales of property, plant and equipment	47
Net cash used in investing activities	(89)	(244)
Cash flow from financing activities
Proceeds from exercise of share options		33
Repayment of lease liability	(259)	(576)
Net cash used in financing activities	(259)	(543)
Net increase (decrease) in cash and cash equivalents	44,377	(21,254)
Currency effect cash and cash equivalents	(166)	1,342
Cash and cash equivalents, at beginning of the period	94,775	187,524
Cash and cash equivalents at the end of the period	€ 138,986	€ 167,612